JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Aerospace & Defense — 1.3%
Axon Enterprise, Inc. *	36,813	4,056,424
BWX Technologies, Inc.	47,282	2,679,944
Curtiss-Wright Corp.	19,950	2,861,628
Hexcel Corp.	43,596	2,637,994
Mercury Systems, Inc. *	29,913	1,765,166
Moog, Inc., Class A	15,054	1,289,225
Rocket Lab USA, Inc. *	76,970	359,450
Spirit AeroSystems Holdings, Inc., Class A	54,456	1,787,246
Woodward, Inc.	31,457	3,293,548
		20,730,625
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	52,768	2,532,864
Airlines — 0.7%
Alaska Air Group, Inc. *	65,402	2,899,271
Allegiant Travel Co. *	7,900	910,949
American Airlines Group, Inc. *	336,854	4,618,268
Frontier Group Holdings, Inc. * (a)	15,780	228,495
JetBlue Airways Corp. *	166,386	1,400,970
Joby Aviation, Inc. * (a)	138,393	766,697
		10,824,650
Auto Components — 1.1%
Adient plc *	49,180	1,661,300
Autoliv, Inc. (Sweden)	40,758	3,505,188
Dana, Inc.	74,343	1,245,989
Fox Factory Holding Corp. *	21,860	2,069,267
Gentex Corp.	121,591	3,431,298
Goodyear Tire & Rubber Co. (The) *	146,496	1,798,971
Luminar Technologies, Inc. * (a)	113,950	770,302
QuantumScape Corp. * (a)	133,513	1,444,611
Visteon Corp. *	14,579	1,859,989
		17,786,915
Automobiles — 0.3%
Harley-Davidson, Inc.	76,422	2,889,516
Thor Industries, Inc. (a)	28,532	2,406,103
		5,295,619
Banks — 5.7%
Associated Banc-Corp.	77,813	1,564,041
Bank of Hawaii Corp.	20,901	1,674,379
Bank OZK	58,548	2,347,775
BankUnited, Inc.	42,405	1,647,434
BOK Financial Corp.	15,535	1,367,546
Cadence Bank	95,177	2,484,120
Commerce Bancshares, Inc.	56,969	3,958,776
Cullen/Frost Bankers, Inc.	29,600	3,859,840
First Citizens BancShares, Inc., Class A	6,936	5,248,332
First Financial Bankshares, Inc.	66,607	2,942,697

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
First Hawaiian, Inc.	66,415	1,692,918
First Horizon Corp.	277,413	6,202,955
FNB Corp.	174,986	2,092,833
Glacier Bancorp, Inc.	56,310	2,820,568
Hancock Whitney Corp.	44,783	2,185,858
Home BancShares, Inc.	98,112	2,315,443
Old National Bancorp	151,947	2,645,397
PacWest Bancorp	60,904	1,707,139
Pinnacle Financial Partners, Inc.	39,618	3,133,784
Popular, Inc. (Puerto Rico)	39,711	3,084,353
Prosperity Bancshares, Inc.	47,807	3,542,021
ServisFirst Bancshares, Inc.	25,331	2,164,534
SouthState Corp.	39,133	3,317,304
Synovus Financial Corp.	75,375	3,043,643
Texas Capital Bancshares, Inc. *	26,291	1,541,178
UMB Financial Corp.	22,355	2,023,128
Umpqua Holdings Corp.	112,565	1,982,270
United Bankshares, Inc.	70,388	2,726,831
Valley National Bancorp	217,938	2,547,695
Webster Financial Corp.	92,364	4,290,308
Western Alliance Bancorp	56,147	4,288,508
Wintrust Financial Corp.	31,273	2,690,729
		89,134,337
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A *	4,874	1,854,216
Celsius Holdings, Inc. * (a)	19,945	1,774,307
National Beverage Corp.	12,103	655,741
		4,284,264
Biotechnology — 3.6%
ACADIA Pharmaceuticals, Inc. *	61,102	897,588
Alkermes plc *	84,767	2,170,035
Apellis Pharmaceuticals, Inc. *	46,958	2,642,796
Arrowhead Pharmaceuticals, Inc. *	54,846	2,332,600
Beam Therapeutics, Inc. *	24,061	1,515,362
Biohaven Pharmaceutical Holding Co. Ltd. *	32,776	4,785,952
Blueprint Medicines Corp. *	30,890	1,577,243
Cerevel Therapeutics Holdings, Inc. *	29,222	768,246
CRISPR Therapeutics AG (Switzerland) * (a)	36,969	2,772,675
Denali Therapeutics, Inc. *	48,465	1,648,779
Exelixis, Inc. *	166,362	3,480,293
Fate Therapeutics, Inc. *	42,609	1,300,853
Global Blood Therapeutics, Inc. *	30,725	1,005,322
Halozyme Therapeutics, Inc. *	71,533	3,497,964
Intellia Therapeutics, Inc. *	36,580	2,368,921
Ionis Pharmaceuticals, Inc. *	73,546	2,762,388
Iovance Biotherapeutics, Inc. *	70,928	826,311
Mirati Therapeutics, Inc. *	25,918	1,669,119

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Natera, Inc. *	46,443	2,182,821
Novavax, Inc. * (a)	40,521	2,208,800
Relay Therapeutics, Inc. *	39,998	760,762
Sarepta Therapeutics, Inc. *	45,379	4,217,978
Ultragenyx Pharmaceutical, Inc. *	36,274	1,932,679
United Therapeutics Corp. *	23,493	5,428,528
Vir Biotechnology, Inc. *	38,431	1,068,766
		55,822,781
Building Products — 2.3%
A O Smith Corp.	67,431	4,266,359
Advanced Drainage Systems, Inc.	29,454	3,493,245
Armstrong World Industries, Inc.	24,352	2,175,851
AZEK Co., Inc. (The) *	57,950	1,198,406
Builders FirstSource, Inc. *	89,610	6,093,480
Carlisle Cos., Inc.	26,808	7,937,849
Hayward Holdings, Inc. *	30,548	356,495
JELD-WEN Holding, Inc. *	45,169	803,105
Simpson Manufacturing Co., Inc.	22,395	2,312,956
Trex Co., Inc. *	58,723	3,788,808
UFP Industries, Inc.	32,530	2,999,591
		35,426,145
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	20,065	2,535,815
Ares Management Corp.	88,982	6,375,560
Artisan Partners Asset Management, Inc., Class A	34,950	1,389,612
Blue Owl Capital, Inc.	179,720	2,050,605
Evercore, Inc., Class A	21,054	2,104,768
Federated Hermes, Inc.	47,549	1,621,896
Forge Global Holdings, Inc. *	52,657	281,188
Houlihan Lokey, Inc.	25,858	2,186,553
Interactive Brokers Group, Inc., Class A	45,355	2,661,885
Janus Henderson Group plc	87,036	2,242,918
LPL Financial Holdings, Inc.	41,465	8,704,333
Morningstar, Inc.	12,187	3,111,950
Stifel Financial Corp.	55,265	3,305,400
Tradeweb Markets, Inc., Class A	55,790	3,934,311
		42,506,794
Chemicals — 2.6%
Ashland Global Holdings, Inc.	26,288	2,641,155
Avient Corp.	47,429	2,046,561
Axalta Coating Systems Ltd. *	107,957	2,722,676
Balchem Corp.	16,669	2,262,984
Cabot Corp.	29,264	2,173,145
Chemours Co. (The)	80,643	2,870,085
Diversey Holdings Ltd. *	25,215	188,860
Element Solutions, Inc.	113,066	2,234,184

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Ginkgo Bioworks Holdings, Inc. * (a)	498,627	1,426,073
Huntsman Corp.	103,377	2,993,798
Ingevity Corp. *	20,103	1,348,911
NewMarket Corp.	3,500	1,087,800
Olin Corp.	71,982	3,762,499
RPM International, Inc.	67,162	6,071,445
Scotts Miracle-Gro Co. (The)	20,974	1,865,637
Sensient Technologies Corp.	21,802	1,874,536
Valvoline, Inc.	92,414	2,977,579
		40,547,928
Commercial Services & Supplies — 1.0%
Brink's Co. (The)	24,384	1,388,425
Clean Harbors, Inc. *	25,968	2,534,217
Driven Brands Holdings, Inc. *	28,656	870,569
IAA, Inc. *	69,505	2,622,424
MSA Safety, Inc.	18,959	2,433,198
Stericycle, Inc. *	47,760	2,238,511
Tetra Tech, Inc.	27,829	4,265,351
		16,352,695
Communications Equipment — 0.7%
Ciena Corp. *	78,883	4,070,363
Lumentum Holdings, Inc. *	35,779	3,236,568
Viasat, Inc. *	38,615	1,271,592
Viavi Solutions, Inc. *	118,161	1,748,783
		10,327,306
Construction & Engineering — 1.5%
AECOM	73,319	5,278,968
API Group Corp. *	106,443	1,885,106
EMCOR Group, Inc.	26,531	3,087,412
MasTec, Inc. *	29,649	2,340,196
MDU Resources Group, Inc.	105,455	3,012,849
Valmont Industries, Inc.	11,063	3,003,383
WillScot Mobile Mini Holdings Corp. *	115,420	4,456,366
		23,064,280
Construction Materials — 0.2%
Eagle Materials, Inc.	20,479	2,589,570
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	25,819	1,022,691
Credit Acceptance Corp. *	3,891	2,240,866
FirstCash Holdings, Inc.	20,424	1,496,262
OneMain Holdings, Inc.	55,192	2,053,142
SLM Corp.	139,639	2,178,369
SoFi Technologies, Inc. * (a)	379,998	2,397,787
Upstart Holdings, Inc. * (a)	26,393	642,142
		12,031,259

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — 1.0%
AptarGroup, Inc.	34,008	3,664,702
Berry Global Group, Inc. *	67,563	3,895,007
Graphic Packaging Holding Co.	147,114	3,273,287
Silgan Holdings, Inc.	43,674	1,943,493
Sonoco Products Co.	50,549	3,209,356
		15,985,845
Diversified Consumer Services — 1.4%
ADT, Inc.	119,236	870,423
Bright Horizons Family Solutions, Inc. *	30,806	2,885,598
Chegg, Inc. *	65,304	1,390,975
Coursera, Inc. *	44,064	612,049
Frontdoor, Inc. *	42,671	1,142,303
Graham Holdings Co., Class B	2,016	1,198,492
Grand Canyon Education, Inc. *	16,771	1,611,190
H&R Block, Inc.	82,763	3,307,209
Mister Car Wash, Inc. * (a)	20,374	236,338
PowerSchool Holdings, Inc., Class A *	21,358	307,769
Service Corp. International	82,335	6,130,664
Terminix Global Holdings, Inc. *	63,020	2,816,994
		22,510,004
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc. *	107,976	2,797,658
Iridium Communications, Inc. *	66,381	2,967,895
		5,765,553
Electric Utilities — 1.0%
ALLETE, Inc.	29,540	1,833,548
Hawaiian Electric Industries, Inc.	56,751	2,400,567
IDACORP, Inc.	26,209	2,928,069
OGE Energy Corp.	103,823	4,265,049
PNM Resources, Inc.	44,517	2,148,836
Portland General Electric Co.	46,269	2,375,450
		15,951,519
Electrical Equipment — 1.5%
Acuity Brands, Inc.	17,929	3,270,250
Atkore, Inc. *	22,372	2,220,869
Bloom Energy Corp., Class A *	84,209	1,703,548
ChargePoint Holdings, Inc. * (a)	92,339	1,395,242
EnerSys	21,380	1,409,156
GrafTech International Ltd.	102,579	789,858
nVent Electric plc	86,286	3,046,759
Regal Rexnord Corp.	34,753	4,667,328
Sunrun, Inc. *	108,983	3,562,654
Vertiv Holdings Co.	158,258	1,807,306
		23,872,970

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc. *	34,239	4,388,413
Avnet, Inc.	50,674	2,425,764
Belden, Inc.	22,942	1,484,806
II-VI, Inc. *	66,932	3,523,291
IPG Photonics Corp. *	18,017	1,920,252
Jabil, Inc.	73,224	4,345,112
Littelfuse, Inc.	12,835	3,579,296
National Instruments Corp.	68,030	2,585,140
Novanta, Inc. *	18,521	2,855,938
TD SYNNEX Corp.	21,418	2,150,796
Vontier Corp.	83,498	2,154,248
		31,413,056
Energy Equipment & Services — 0.5%
ChampionX Corp.	105,480	2,203,477
Helmerich & Payne, Inc.	54,591	2,527,563
NOV, Inc.	203,727	3,791,360
		8,522,400
Entertainment — 0.8%
Liberty Media Corp-Liberty Formula One, Class A *	11,315	701,417
Liberty Media Corp-Liberty Formula One, Class C *	106,483	7,216,353
Lions Gate Entertainment Corp., Class A *	31,932	279,724
Lions Gate Entertainment Corp., Class B *	63,311	526,114
Madison Square Garden Sports Corp. *	8,888	1,366,797
Warner Music Group Corp., Class A	59,775	1,793,250
		11,883,655
Equity Real Estate Investment Trusts (REITs) — 9.1%
Agree Realty Corp.	38,982	3,102,577
American Campus Communities, Inc.	72,329	4,724,530
American Homes 4 Rent, Class A	153,250	5,805,110
Americold Realty Trust, Inc.	139,670	4,574,192
Apartment Income REIT Corp.	81,486	3,694,575
Apple Hospitality REIT, Inc.	110,387	1,841,255
Brixmor Property Group, Inc.	155,350	3,601,013
Broadstone Net Lease, Inc.	87,793	1,990,267
Cousins Properties, Inc.	77,144	2,379,892
CubeSmart	116,407	5,339,589
Douglas Emmett, Inc.	91,179	2,155,472
EastGroup Properties, Inc.	21,626	3,688,098
EPR Properties	38,881	2,092,187
Equity Commonwealth *	58,428	1,638,905
First Industrial Realty Trust, Inc.	68,473	3,557,172
Gaming and Leisure Properties, Inc.	121,975	6,341,480
Healthcare Realty Trust, Inc.	197,436	5,182,695
Highwoods Properties, Inc.	54,525	1,939,454
Hudson Pacific Properties, Inc.	75,018	1,128,271
Independence Realty Trust, Inc.	114,580	2,543,676

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Innovative Industrial Properties, Inc.	14,509	1,398,813
JBG SMITH Properties	56,397	1,434,740
Kilroy Realty Corp.	54,470	2,951,185
Kite Realty Group Trust	113,590	2,259,305
Lamar Advertising Co., Class A	45,160	4,563,870
Life Storage, Inc.	43,753	5,508,065
Medical Properties Trust, Inc.	311,247	5,365,898
National Health Investors, Inc.	23,768	1,541,117
National Retail Properties, Inc.	91,242	4,344,032
National Storage Affiliates Trust	43,643	2,393,382
Omega Healthcare Investors, Inc.	122,000	3,782,000
Outfront Media, Inc.	75,719	1,397,773
Park Hotels & Resorts, Inc.	121,048	1,887,138
Pebblebrook Hotel Trust	68,118	1,332,388
Phillips Edison & Co., Inc. (a)	59,073	2,010,845
Piedmont Office Realty Trust, Inc., Class A	63,963	880,131
Rayonier, Inc.	75,880	2,864,470
Rexford Industrial Realty, Inc.	85,593	5,598,638
RLJ Lodging Trust	86,534	1,080,810
Ryman Hospitality Properties, Inc. *	28,590	2,531,359
Sabra Health Care REIT, Inc.	119,781	1,843,430
SITE Centers Corp.	94,248	1,376,963
SL Green Realty Corp.	33,253	1,651,025
Spirit Realty Capital, Inc.	69,655	3,088,503
STAG Industrial, Inc.	92,951	3,046,934
STORE Capital Corp.	130,967	3,800,662
Sunstone Hotel Investors, Inc. *	111,618	1,264,632
Terreno Realty Corp.	39,163	2,453,562
Uniti Group, Inc.	122,973	1,226,041
		142,198,121
Food & Staples Retailing — 1.2%
BJ's Wholesale Club Holdings, Inc. *	69,953	4,735,818
Casey's General Stores, Inc.	19,254	3,901,823
Performance Food Group Co. *	80,379	3,995,640
PriceSmart, Inc.	12,476	828,157
Sprouts Farmers Market, Inc. *	56,847	1,571,251
US Foods Holding Corp. *	116,103	3,657,245
		18,689,934
Food Products — 1.3%
Beyond Meat, Inc. * (a)	31,317	1,001,831
Darling Ingredients, Inc. *	83,751	5,802,269
Flowers Foods, Inc.	103,378	2,936,969
Freshpet, Inc. *	24,808	1,325,740
Hain Celestial Group, Inc. (The) *	46,586	1,059,831
Ingredion, Inc.	34,331	3,123,434
Lancaster Colony Corp.	10,287	1,361,793
Pilgrim's Pride Corp. *	24,935	782,211

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — continued
Post Holdings, Inc. *	28,990	2,520,391
Seaboard Corp.	127	515,701
		20,430,170
Gas Utilities — 0.8%
National Fuel Gas Co.	47,444	3,432,099
New Jersey Resources Corp.	49,880	2,303,957
ONE Gas, Inc.	28,063	2,383,671
Southwest Gas Holdings, Inc.	34,677	3,015,512
Spire, Inc.	27,020	2,032,985
		13,168,224
Health Care Equipment & Supplies — 2.8%
Enovis Corp. *	24,376	1,455,735
Envista Holdings Corp. *	84,333	3,428,136
Figs, Inc., Class A *	19,726	208,504
Globus Medical, Inc., Class A *	41,132	2,414,037
Haemonetics Corp. *	26,516	1,842,597
ICU Medical, Inc. *	10,415	1,845,226
Inari Medical, Inc. *	17,640	1,368,511
Inspire Medical Systems, Inc. *	14,320	2,992,737
Integra LifeSciences Holdings Corp. *	37,086	2,041,213
Lantheus Holdings, Inc. *	35,597	2,731,002
LivaNova plc *	27,709	1,764,232
Masimo Corp. *	26,492	3,830,213
Nevro Corp. *	18,300	793,305
NuVasive, Inc. *	26,979	1,416,937
Omnicell, Inc. *	22,913	2,523,180
Penumbra, Inc. *	18,378	2,561,526
QuidelOrtho Corp. *	25,942	2,647,156
Shockwave Medical, Inc. *	18,565	3,915,915
STAAR Surgical Co. *	24,808	2,002,006
Tandem Diabetes Care, Inc. *	33,174	2,196,450
		43,978,618
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc. *	46,950	3,892,625
Amedisys, Inc. *	16,897	2,025,105
AMN Healthcare Services, Inc. *	23,203	2,608,945
Apollo Medical Holdings, Inc. * (a)	19,754	1,047,555
Chemed Corp.	7,776	3,740,956
Encompass Health Corp.	51,763	2,620,243
Ensign Group, Inc. (The)	27,341	2,178,804
Guardant Health, Inc. *	52,851	2,651,535
HealthEquity, Inc. *	43,753	2,545,112
LifeStance Health Group, Inc. * (a)	21,343	127,204
Oak Street Health, Inc. *	72,529	2,099,715
Option Care Health, Inc. *	71,908	2,416,109
Patterson Cos., Inc.	45,071	1,399,905

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Premier, Inc., Class A	61,204	2,353,906
Privia Health Group, Inc. *	14,071	517,531
Progyny, Inc. *	36,706	1,120,634
R1 RCM, Inc. *	69,630	1,740,750
Signify Health, Inc., Class A *	12,808	219,145
Surgery Partners, Inc. *	18,650	734,437
Tenet Healthcare Corp. *	55,868	3,693,992
		39,734,208
Health Care Technology — 0.7%
Certara, Inc. *	53,898	1,239,115
Change Healthcare, Inc. *	130,867	3,176,142
Definitive Healthcare Corp. *	13,679	355,380
Doximity, Inc., Class A *	48,047	2,033,349
Multiplan Corp. * (a)	125,950	637,307
Nutex Health, Inc. *	13,371	35,300
Teladoc Health, Inc. *	83,586	3,080,144
		10,556,737
Hotels, Restaurants & Leisure — 2.9%
Boyd Gaming Corp.	41,481	2,302,610
Choice Hotels International, Inc.	17,063	2,062,405
Churchill Downs, Inc.	17,751	3,724,160
Cracker Barrel Old Country Store, Inc.	12,049	1,145,498
DraftKings, Inc., Class A * (a)	185,994	2,553,698
Hilton Grand Vacations, Inc. *	46,153	1,881,658
Hyatt Hotels Corp., Class A *	26,604	2,201,481
Life Time Group Holdings, Inc. *	20,101	291,464
Light & Wonder, Inc. *	49,606	2,526,930
Marriott Vacations Worldwide Corp.	21,502	2,944,054
Norwegian Cruise Line Holdings Ltd. * (a)	217,374	2,641,094
Penn National Gaming, Inc. *	84,787	2,929,391
Planet Fitness, Inc., Class A *	44,032	3,470,162
SeaWorld Entertainment, Inc. *	24,484	1,168,621
Six Flags Entertainment Corp. *	40,354	914,825
Texas Roadhouse, Inc.	35,364	3,084,448
Travel + Leisure Co.	44,308	1,910,118
Wendy's Co. (The)	88,898	1,869,525
Wingstop, Inc.	15,491	1,954,654
Wyndham Hotels & Resorts, Inc.	47,766	3,315,438
		44,892,234
Household Durables — 0.8%
Helen of Troy Ltd. *	12,357	1,653,243
Leggett & Platt, Inc.	69,282	2,746,339
Tempur Sealy International, Inc.	91,028	2,501,449
Toll Brothers, Inc.	57,196	2,812,899
TopBuild Corp. *	17,000	3,599,240
		13,313,170

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Products — 0.2%
Energizer Holdings, Inc.	33,996	1,003,902
Reynolds Consumer Products, Inc.	28,300	822,398
Spectrum Brands Holdings, Inc.	21,144	1,470,354
		3,296,654
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc. (a)	23,273	2,014,045
Sunnova Energy International, Inc. *	49,344	1,283,931
		3,297,976
Insurance — 3.0%
Assurant, Inc.	28,061	4,932,563
Assured Guaranty Ltd.	33,239	1,940,825
Axis Capital Holdings Ltd.	40,260	2,032,727
Brighthouse Financial, Inc. *	38,843	1,686,563
CNO Financial Group, Inc.	60,096	1,126,800
Enstar Group Ltd. *	6,318	1,250,459
Erie Indemnity Co., Class A (a)	12,936	2,630,665
First American Financial Corp.	55,709	3,231,122
Hanover Insurance Group, Inc. (The)	18,464	2,519,782
Kemper Corp.	31,091	1,455,059
Kinsale Capital Group, Inc.	11,174	2,717,629
Mercury General Corp.	13,783	577,921
Old Republic International Corp.	148,712	3,460,528
Primerica, Inc.	19,968	2,569,682
RenaissanceRe Holdings Ltd. (Bermuda)	22,908	2,962,233
RLI Corp.	20,696	2,276,146
Ryan Specialty Holdings, Inc., Class A *	30,312	1,310,691
Selective Insurance Group, Inc.	31,311	2,437,874
Unum Group	104,299	3,357,385
White Mountains Insurance Group Ltd.	1,549	1,919,877
		46,396,531
Interactive Media & Services — 0.4%
Bumble, Inc., Class A *	37,603	1,425,906
Cargurus, Inc. *	45,652	1,108,887
TripAdvisor, Inc. *	51,954	987,645
Yelp, Inc. *	34,555	1,059,456
Ziff Davis, Inc. *	24,520	2,007,943
		6,589,837
Internet & Direct Marketing Retail — 0.3%
Chewy, Inc., Class A * (a)	47,043	1,825,739
Wayfair, Inc., Class A * (a)	41,261	2,224,380
		4,050,119
IT Services — 1.8%
Affirm Holdings, Inc. * (a)	85,672	2,299,436
Concentrix Corp.	22,327	2,986,460
DigitalOcean Holdings, Inc. *	8,805	360,829

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Euronet Worldwide, Inc. *	26,205	2,575,165
ExlService Holdings, Inc. *	17,253	2,904,888
Flywire Corp. *	5,771	135,388
Genpact Ltd.	88,338	4,247,291
Maximus, Inc.	31,840	2,128,504
Rackspace Technology, Inc. * (a)	32,822	221,220
SolarWinds Corp.	23,316	249,714
Switch, Inc., Class A	71,781	2,426,916
Thoughtworks Holding, Inc. *	19,318	302,520
Western Union Co. (The)	200,199	3,407,387
WEX, Inc. *	23,339	3,879,175
		28,124,893
Leisure Products — 1.0%
Brunswick Corp.	39,291	3,147,995
Callaway Golf Co. *	60,361	1,385,285
Mattel, Inc. *	182,819	4,241,401
Peloton Interactive, Inc., Class A *	159,356	1,512,288
Polaris, Inc.	29,011	3,402,410
YETI Holdings, Inc. *	44,679	2,268,353
		15,957,732
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A *	48,707	1,955,586
Azenta, Inc.	38,888	2,654,495
Bruker Corp.	51,861	3,555,071
Maravai LifeSciences Holdings, Inc., Class A *	56,624	1,477,320
Medpace Holdings, Inc. *	13,953	2,365,452
Repligen Corp. *	26,736	5,704,393
Sotera Health Co. *	51,324	985,421
Syneos Health, Inc. *	53,207	4,210,802
		22,908,540
Machinery — 4.0%
AGCO Corp.	31,697	3,452,437
Allison Transmission Holdings, Inc.	50,335	2,107,526
Chart Industries, Inc. *	18,596	3,627,894
Crane Holdings Co.	24,694	2,442,977
Donaldson Co., Inc.	64,076	3,486,375
Evoqua Water Technologies Corp. *	62,910	2,397,500
Flowserve Corp.	67,766	2,293,201
Gates Industrial Corp. plc *	49,559	609,576
Graco, Inc.	87,753	5,893,492
ITT, Inc.	43,290	3,248,049
Kennametal, Inc.	42,860	1,150,791
Lincoln Electric Holdings, Inc.	30,124	4,260,739
Middleby Corp. (The) *	28,213	4,082,139
Nikola Corp. * (a)	111,404	692,933
Nordson Corp.	27,930	6,451,551

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Oshkosh Corp.	34,119	2,937,646
RBC Bearings, Inc. *	14,960	3,530,560
Timken Co. (The)	34,980	2,286,992
Toro Co. (The)	54,217	4,662,120
Trinity Industries, Inc.	36,312	942,296
Watts Water Technologies, Inc., Class A	14,238	1,966,695
		62,523,489
Marine — 0.1%
Kirby Corp. *	31,285	1,984,720
Media — 1.0%
Altice USA, Inc., Class A *	117,783	1,237,899
Cable One, Inc.	2,544	3,502,274
John Wiley & Sons, Inc., Class A	22,516	1,175,786
New York Times Co. (The), Class A	86,462	2,762,461
Nexstar Media Group, Inc., Class A	20,958	3,947,858
TEGNA, Inc.	114,770	2,403,284
		15,029,562
Metals & Mining — 1.7%
Alcoa Corp.	95,656	4,867,934
Cleveland-Cliffs, Inc. *	247,654	4,385,952
Commercial Metals Co.	63,016	2,496,694
Compass Minerals International, Inc.	17,714	659,492
MP Materials Corp. *	38,677	1,298,387
Reliance Steel & Aluminum Co.	32,138	6,114,254
Royal Gold, Inc.	34,041	3,566,476
United States Steel Corp.	135,174	3,196,865
Worthington Industries, Inc.	16,653	852,800
		27,438,854
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AGNC Investment Corp.	271,421	3,422,619
Blackstone Mortgage Trust, Inc., Class A	88,312	2,735,022
Chimera Investment Corp.	122,944	1,287,224
New Residential Investment Corp.	242,088	2,641,180
Starwood Property Trust, Inc.	159,187	3,759,997
		13,846,042
Multiline Retail — 0.5%
Dillard's, Inc., Class A (a)	1,908	433,784
Kohl's Corp.	66,679	1,943,026
Macy's, Inc.	147,753	2,607,840
Nordstrom, Inc.	57,853	1,360,124
Ollie's Bargain Outlet Holdings, Inc. * (a)	30,245	1,782,943
		8,127,717

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 0.3%
Avista Corp.	37,557	1,587,159
Black Hills Corp.	33,639	2,596,931
		4,184,090
Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Corp.	168,747	1,697,595
Antero Resources Corp. *	146,806	5,819,390
APA Corp.	175,427	6,520,621
Chesapeake Energy Corp.	58,755	5,532,958
Civitas Resources, Inc.	37,448	2,207,934
CNX Resources Corp. *	101,162	1,747,068
DT Midstream, Inc.	50,170	2,760,855
Enviva, Inc.	14,833	1,032,822
EQT Corp.	153,310	6,750,239
Equitrans Midstream Corp.	210,989	1,656,263
HF Sinclair Corp.	77,574	3,709,589
Matador Resources Co.	57,583	3,327,146
Murphy Oil Corp.	75,759	2,662,171
New Fortress Energy, Inc.	21,542	1,054,912
Ovintiv, Inc.	134,174	6,854,949
PDC Energy, Inc.	49,488	3,250,867
Range Resources Corp. *	134,425	4,445,435
SM Energy Co.	63,200	2,608,896
Southwestern Energy Co. *	578,911	4,087,112
		67,726,822
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	42,601	2,710,702
Personal Products — 0.3%
Beauty Health Co. (The) *	50,006	666,080
BellRing Brands, Inc. *	56,581	1,365,865
Coty, Inc., Class A *	178,462	1,306,342
Herbalife Nutrition Ltd. *	49,450	1,207,075
		4,545,362
Pharmaceuticals — 0.8%
Intra-Cellular Therapies, Inc. *	45,018	2,436,374
Organon & Co.	131,559	4,173,051
Pacira BioSciences, Inc. *	23,562	1,332,667
Perrigo Co. plc	69,776	2,921,521
Prestige Consumer Healthcare, Inc. *	26,070	1,572,282
Tilray Brands, Inc. (Canada) * (a)	258,131	942,178
		13,378,073
Professional Services — 2.4%
Alight, Inc., Class A *	132,706	1,000,603
ASGN, Inc. *	26,510	2,750,678
Booz Allen Hamilton Holding Corp.	69,100	6,632,218
CACI International, Inc., Class A *	12,143	3,670,708
Exponent, Inc.	26,870	2,700,166

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — continued
FTI Consulting, Inc. *	17,875	2,923,635
Insperity, Inc.	18,482	2,028,215
KBR, Inc.	72,367	3,852,095
ManpowerGroup, Inc.	27,359	2,145,219
Robert Half International, Inc.	57,322	4,536,463
Science Applications International Corp.	28,957	2,805,065
TriNet Group, Inc. *	19,686	1,624,095
Upwork, Inc. *	63,204	1,173,066
		37,842,226
Real Estate Management & Development — 0.7%
Cushman & Wakefield plc *	78,374	1,316,683
DigitalBridge Group, Inc., REIT *	309,672	1,697,002
eXp World Holdings, Inc. (a)	34,888	518,436
Howard Hughes Corp. (The) *	19,985	1,416,737
Jones Lang LaSalle, Inc. *	25,332	4,830,052
Opendoor Technologies, Inc. *	204,125	1,002,254
WeWork, Inc. * (a)	109,765	523,579
		11,304,743
Road & Rail — 1.4%
AMERCO	5,076	2,726,218
Avis Budget Group, Inc. *	17,782	3,236,858
Hertz Global Holdings, Inc. * (a)	25,658	549,595
Knight-Swift Transportation Holdings, Inc.	84,838	4,661,848
Landstar System, Inc.	19,262	3,016,044
Ryder System, Inc.	26,529	2,077,751
Saia, Inc. *	13,699	3,258,307
TuSimple Holdings, Inc., Class A * (a)	18,617	185,425
XPO Logistics, Inc. *	51,289	3,064,005
		22,776,051
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc. (Japan) *	28,555	709,021
Ambarella, Inc. *	19,738	1,708,324
Amkor Technology, Inc.	52,040	1,049,647
Cirrus Logic, Inc. *	29,718	2,539,700
First Solar, Inc. *	51,393	5,096,644
Lattice Semiconductor Corp. *	71,364	4,388,886
MKS Instruments, Inc.	28,877	3,413,261
Power Integrations, Inc.	30,229	2,569,767
Semtech Corp. *	32,926	2,052,278
Silicon Laboratories, Inc. *	18,958	2,795,926
SiTime Corp. *	8,076	1,501,974
SunPower Corp. * (a)	43,267	881,349
Synaptics, Inc. *	20,530	2,975,824
Universal Display Corp.	22,533	2,601,660
Wolfspeed, Inc. * (a)	64,114	5,340,696
		39,624,957

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 6.2%
ACI Worldwide, Inc. *	59,546	1,698,847
Alteryx, Inc., Class A *	31,361	1,518,813
Asana, Inc., Class A *	43,415	838,778
Aspen Technology, Inc. *	14,523	2,963,999
Avalara, Inc. *	45,558	3,982,680
Black Knight, Inc. *	80,891	5,312,921
Blackbaud, Inc. *	23,608	1,447,643
Blackline, Inc. *	28,006	1,770,539
Box, Inc., Class A *	74,388	2,115,595
Clear Secure, Inc., Class A *	7,328	185,545
CommVault Systems, Inc. *	23,146	1,298,259
Coupa Software, Inc. *	38,929	2,546,735
Cvent Holding Corp. *	34,941	218,032
Digital Turbine, Inc. *	45,776	918,724
Dolby Laboratories, Inc., Class A	33,595	2,600,253
DoubleVerify Holdings, Inc. *	11,882	272,454
Dropbox, Inc., Class A *	138,913	3,158,882
Duck Creek Technologies, Inc. *	39,164	540,463
Elastic NV *	37,820	3,021,440
Envestnet, Inc. *	28,611	1,667,163
Fair Isaac Corp. *	13,461	6,219,386
Five9, Inc. *	36,088	3,901,835
Guidewire Software, Inc. *	43,345	3,368,773
Informatica, Inc., Class A * (a)	15,920	364,568
Jamf Holding Corp. *	28,548	697,713
JFrog Ltd. (Israel) *	23,043	511,555
LiveRamp Holdings, Inc. *	35,369	941,169
Manhattan Associates, Inc. *	32,719	4,602,582
MicroStrategy, Inc., Class A * (a)	4,842	1,385,103
nCino, Inc. * (a)	29,668	957,980
NCR Corp. *	70,860	2,299,407
New Relic, Inc. *	30,883	1,873,672
Nutanix, Inc., Class A *	114,383	1,730,615
Paycor HCM, Inc. * (a)	16,323	435,661
Pegasystems, Inc.	21,210	851,582
Qualtrics International, Inc., Class A *	53,644	683,961
Qualys, Inc. *	17,309	2,117,237
Rapid7, Inc. *	30,207	1,932,342
Sailpoint Technologies Holdings, Inc. *	48,882	3,117,205
SentinelOne, Inc., Class A *	96,287	2,392,732
Smartsheet, Inc., Class A *	66,837	2,009,120
Sprout Social, Inc., Class A *	24,082	1,254,672
SPS Commerce, Inc. *	18,716	2,241,428
Tenable Holdings, Inc. *	48,742	1,883,878
Teradata Corp. *	54,298	2,079,070
Varonis Systems, Inc. *	56,820	1,444,933
Verint Systems, Inc. *	33,530	1,531,315

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Workiva, Inc. *	24,995	1,637,172
Zendesk, Inc. *	63,570	4,794,449
		97,338,880
Specialty Retail — 2.8%
American Eagle Outfitters, Inc.	79,895	961,936
AutoNation, Inc. *	18,458	2,191,703
Carvana Co. * (a)	51,561	1,503,003
Dick's Sporting Goods, Inc. (a)	30,102	2,817,246
Five Below, Inc. *	28,804	3,660,124
Floor & Decor Holdings, Inc., Class A *	54,907	4,423,857
Foot Locker, Inc.	43,370	1,230,407
GameStop Corp., Class A * (a)	128,324	4,364,299
Gap, Inc. (The)	109,314	1,051,601
Leslie's, Inc. *	71,124	1,078,240
Lithia Motors, Inc.	14,989	3,976,282
Murphy USA, Inc.	11,540	3,281,514
National Vision Holdings, Inc. *	42,223	1,230,378
Penske Automotive Group, Inc.	15,351	1,757,536
Petco Health & Wellness Co., Inc. * (a)	42,451	590,918
RH *	9,112	2,546,166
Urban Outfitters, Inc. *	33,239	680,735
Victoria's Secret & Co. *	35,208	1,301,288
Warby Parker, Inc., Class A * (a)	5,445	67,464
Williams-Sonoma, Inc.	36,324	5,245,912
		43,960,609
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A *	145,529	4,125,747
Xerox Holdings Corp.	61,831	1,059,165
		5,184,912
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd. *	76,571	3,727,476
Carter's, Inc.	20,902	1,703,095
Columbia Sportswear Co.	17,270	1,278,153
Crocs, Inc. *	31,921	2,286,820
Deckers Outdoor Corp. *	14,114	4,420,646
Hanesbrands, Inc.	180,903	2,022,496
PVH Corp.	35,011	2,167,881
Ralph Lauren Corp.	24,016	2,368,698
Skechers U.S.A., Inc., Class A *	69,941	2,654,960
Under Armour, Inc., Class A *	97,853	906,119
Under Armour, Inc., Class C *	105,141	868,465
		24,404,809
Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	55,807	2,330,500
MGIC Investment Corp.	160,558	2,270,290
New York Community Bancorp, Inc. (a)	242,213	2,572,302

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thrifts & Mortgage Finance — continued
Radian Group, Inc.	89,629	2,005,001
TFS Financial Corp.	24,770	362,881
		9,540,974
Trading Companies & Distributors — 1.2%
Air Lease Corp.	54,052	2,005,870
Beacon Roofing Supply, Inc. *	28,171	1,690,823
Core & Main, Inc., Class A *	29,525	712,734
GATX Corp.	18,469	1,851,517
Herc Holdings, Inc.	13,019	1,614,616
MSC Industrial Direct Co., Inc., Class A	24,466	2,022,360
SiteOne Landscape Supply, Inc. *	23,309	3,247,643
Univar Solutions, Inc. *	87,756	2,372,922
WESCO International, Inc. *	23,159	2,960,647
		18,479,132
Water Utilities — 0.4%
Essential Utilities, Inc.	119,426	6,202,986
Total Common Stocks (Cost $1,558,630,065)		1,540,902,444
Short Term Investments — 4.2%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c) (Cost $24,989,728)	24,989,728	24,989,728
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (b) (c)	36,492,549	36,474,302
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	4,373,835	4,373,835
Total Investment of Cash Collateral from Securities Loaned (Cost $40,845,842)		40,848,137
Total Short Term Investments (Cost $65,835,570)		65,837,865
Total Investments — 102.4% (Cost $1,624,465,635)		1,606,740,309
Liabilities in Excess of Other Assets — (2.4)%		(38,408,545)
NET ASSETS — 100.0%		1,568,331,764

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $42,177,396.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Futures contracts outstanding as of July 31, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	106	09/16/2022	USD	26,655,820	2,176,371

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,606,740,309	$—	$—	$1,606,740,309
Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,176,371	$—	$—	$2,176,371

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	$62,497,450	$133,000,000	$159,000,000	$(25,444)	$2,296	$36,474,302	36,492,549	$139,798	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	4,743,180	94,246,251	73,999,703	—	—	24,989,728	24,989,728	47,108	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	7,753,502	112,060,436	115,440,103	—	—	4,373,835	4,373,835	19,322	—
Total	$74,994,132	$339,306,687	$348,439,806	$(25,444)	$2,296	$65,837,865		$206,228	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.